LEASES - Textual (Details) - USD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Leases [Abstract]
Lessor Asset under Operating Lease, original cost	$ 75	$ 30
Lessor Asset under Operating Lease, Net book Value	50	7
Sales-type Lease, Lease Receivable	$ 46	$ 42